FAIR VALUE MEASUREMENTS - Narrative (Details) - Roth CH Acquisition V Co. - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Interest earned on the Trust Account	$ 132,152	$ 1,511,689
Amount withdrawn for redemption of shares		102,900,344
US Mutual Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
U.S. Mutual Funds Held in Trust Account	$ 17,928,070	$ 16,978,160	$ 118,377,460